Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 96,626	$ 65,081
Accounts receivable	372,336	322,585
Income tax recoverable		29,449
Inventory	34,081	24,631
Current assets excluding asset held for sale	503,043	441,746
Assets held for sale	19,658
Total current assets	522,701	441,746
Non-current assets:
Income taxes recoverable	2,449	2,256
Deferred tax assets	36,880	41,822
Property, plant and equipment	3,038,612	3,173,824
Intangibles	35,401	28,116
Goodwill		205,167
Total non-current assets	3,113,342	3,451,185
Total assets	3,636,043	3,892,931
Current liabilities:
Accounts payable and accrued liabilities	274,489	209,625
Income tax payable	7,673
Total current liabilities	282,162	209,625
Non-current liabilities:
Share based compensation	6,520	13,536
Provisions and other	10,577	10,086
Long-term debt	1,706,253	1,730,437
Deferred tax liabilities	72,779	118,911
Total non-current liabilities	1,796,129	1,872,970
Shareholders’ equity:
Shareholders’ capital	2,322,280	2,319,293
Contributed surplus	52,332	44,037
Deficit	(978,874)	(684,604)
Accumulated other comprehensive income	162,014	131,610
Total shareholders’ equity	1,557,752	1,810,336
Total liabilities and shareholders’ equity	$ 3,636,043	$ 3,892,931